Long-term Debt - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt [Abstract]
Interest expense	$ 300,543	$ 304,132	$ 228,992
Capitalized interest	$ 26,055	$ 37,342	$ 65,492
Weighted average interest rate	6.30%	6.40%	6.40%
Available amount of loan facility	$ 0	$ 0	$ 0
Debt Instrument Frequency Of Periodic Payment	quarterly basis